General and administrative expenses	12 Months Ended
Dec. 31, 2021
General and administrative expenses
General and administrative expenses

9.          General and administrative expenses

The following table shows the different types of expenses allocated to general and administrative costs for the years ended December 31:

	2021	2020	2019
Personnel expenses	10,713	6,319	5,358
Legal, consulting and audit expenses	8,134	5,601	3,055
Other expenses	5,371	1,795	1,853
	24,218	13,715	10,266